UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22216

                GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was 13.6%, compared with total returns of 10.3% and 19.7% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was 16.3%. The Fund’s NAV per share was $6.18, while the price of the publicly traded shares closed at $5.82 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)					Since
	Year to Date	1 Year	3 Year	5 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	13.56%	1.19%	1.84%	(2.69)%	(3.07)%
Investment Total Return (c)	16.32	1.93	0.75	(2.91)	(3.83)
CBOE S&P 500 Buy/Write Index	10.27	3.18	7.44	5.98	6.87
XAU Index	19.73	4.07	(4.18)	(2.83)	(8.19	)(d)
Dow Jones U.S. Basic Materials Index	14.48	(1.93)	9.97	3.82	4.82	(d)
S&P Global Agribusiness Equity Index	15.77	6.17	8.60	3.47	4.35	(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2019:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	44.8%
Energy and Energy Services	18.7%
U.S. Government Obligations	13.3%
Machinery	6.9%
Health Care	5.7%
Agriculture	5.2%
Food and Beverage	2.9%
Specialty Chemicals	2.5%

100.0%

Short Positions

Call Options Written	(7.3)%
Put Options Written	(0.1)%

(7.4)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 11, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 86.5%
	Agriculture — 5.2%
76,000	Archer-Daniels-Midland Co.(a)	$3,790,280	$3,100,800
30,500	Bunge Ltd.(a)	2,448,709	1,699,155
74,990	Nutrien Ltd.(a)	5,008,378	4,008,965

		11,247,367	8,808,920

	Energy and Energy Services — 18.7%
22,500	Anadarko Petroleum Corp.(a)	1,775,278	1,587,600
11,400	Apache Corp.(a)	934,938	330,258
13,500	Baker Hughes, a GE Company(a)	772,010	332,505
42,000	BP plc, ADR(a)	1,916,959	1,751,400
15,800	Cabot Oil & Gas Corp.(a)	441,699	362,768
17,500	Chevron Corp.(a)	2,271,425	2,177,700
3,100	Cimarex Energy Co.	415,211	183,923
5,800	Concho Resources Inc.(a)	889,648	598,444
9,400	ConocoPhillips	689,444	573,400
12,500	Devon Energy Corp.(a)	710,298	356,500
4,000	Diamondback Energy Inc.	414,723	435,880
61,500	Eni SpA	1,180,863	1,021,422
11,700	EOG Resources Inc.(a)	1,448,034	1,089,972
51,500	Exxon Mobil Corp.(a)	4,755,327	3,946,445
26,000	Halliburton Co.(a)	1,433,215	591,240
5,500	Helmerich & Payne Inc.	411,910	278,410
3,700	Hess Corp.(a)	240,859	235,209
7,000	HollyFrontier Corp.	500,570	323,960
52,982	Kinder Morgan Inc.(a)	1,224,302	1,106,264
25,000	Marathon Oil Corp.	535,605	355,250
27,595	Marathon Petroleum Corp.(a)	2,227,065	1,542,009
18,500	Noble Energy Inc.(a)	726,242	414,400
8,800	Occidental Petroleum Corp.(a)	714,033	442,464
12,000	ONEOK Inc.	826,592	825,720
12,000	Phillips 66(a)	1,379,332	1,122,480
4,900	Pioneer Natural Resources Co.(a)	963,874	753,914
85,500	Royal Dutch Shell plc, Cl. A	2,956,890	2,793,248
27,270	Schlumberger Ltd.(a)	2,272,765	1,083,710
21,000	Suncor Energy Inc.(a)	840,549	654,360
15,000	Sunoco LP	330,231	469,200
17,000	TechnipFMC plc	566,433	440,980
39,500	The Williams Companies Inc.(a)	1,791,218	1,107,580
28,500	TOTAL SA, ADR(a)	1,832,040	1,590,015
12,400	Valero Energy Corp.(a)	1,422,804	1,061,564

		41,812,386	31,940,194

	Food and Beverage — 2.9%
42,000	Mowi ASA	978,461	982,000
10,000	Pilgrim’s Pride Corp.†	329,075	253,900
45,000	Tyson Foods Inc., Cl. A(a)	3,433,425	3,633,300

		4,740,961	4,869,200

	Health Care — 5.7%
13,400	IDEXX Laboratories Inc.†(a)	3,155,558	3,689,422

Shares		Cost	Market Value
54,000	Zoetis Inc.(a)	$5,324,080	$6,128,460

		8,479,638	9,817,882

	Machinery — 6.9%
22,500	AGCO Corp.	1,617,305	1,745,325
135,600	CNH Industrial NV(a)	1,860,902	1,393,968
31,300	Deere & Co.(a)	5,107,942	5,186,723
212,000	Kubota Corp.	3,837,501	3,525,632

		12,423,650	11,851,648

	Metals and Mining — 44.6%
96,700	Agnico Eagle Mines Ltd.(a)	4,142,224	4,954,908
100,000	Alacer Gold Corp.†	285,998	347,448
653,416	Alamos Gold Inc., Cl. A(a)	4,962,665	3,953,167
85,500	AngloGold Ashanti Ltd., ADR	1,298,853	1,522,755
865,500	B2Gold Corp.†	2,600,325	2,622,465
609,244	Barrick Gold Corp.(a)	9,544,728	9,607,778
475,000	Belo Sun Mining Corp.†	360,402	85,239
20,000	BHP Group Ltd., ADR	1,054,200	1,162,200
875,000	Centamin plc	1,581,172	1,271,224
355,000	Continental Gold Inc.†	1,093,147	1,027,414
325,500	Detour Gold Corp.†	4,820,883	4,106,189
78,500	Endeavour Mining Corp.†	1,345,190	1,279,810
425,000	Evolution Mining Ltd.	1,170,542	1,300,899
75,000	Fortuna Silver Mines Inc.†	412,500	213,750
49,600	Franco-Nevada Corp.(a)	3,997,552	4,210,048
292,548	Fresnillo plc	5,362,517	3,232,989
502,000	Harmony Gold Mining Co. Ltd., ADR†	836,443	1,139,540
608,500	Hochschild Mining plc	2,019,178	1,479,076
58,000	Kirkland Lake Gold Ltd.	1,551,599	2,498,843
10,000	Labrador Iron Ore Royalty Corp.	182,294	267,420
50,000	MAG Silver Corp.†(a)	742,673	527,000
191,837	Newcrest Mining Ltd.	3,627,807	4,304,165
169,456	Newmont Goldcorp Corp.(a)	6,199,458	6,518,972
67,085	Northern Dynasty Minerals Ltd.†	142,578	40,385
159,013	Northern Star Resources Ltd.	1,006,029	1,300,549
719,950	OceanaGold Corp.	2,570,169	1,968,173
151,100	Osisko Gold Royalties Ltd.	1,913,100	1,574,980
38,900	Pan American Silver Corp.	1,635,872	502,199
600,000	Perseus Mining Ltd.†	1,878,228	246,420
130,000	Pretium Resources Inc.†	1,042,364	1,301,300
51,000	Rio Tinto plc, ADR(a)	3,052,230	3,179,340
31,600	Royal Gold Inc.(a)	2,914,314	3,238,684
70,000	SEMAFO Inc.†	260,742	275,820
44,000	SSR Mining Inc.†	508,829	601,480
97,000	Torex Gold Resources Inc.†	1,929,494	996,999
140,000	Wheaton Precious Metals Corp.(a)	2,936,321	3,385,200

		80,982,620	76,244,828

	Specialty Chemicals — 2.5%
25,000	CF Industries Holdings Inc.(a)	1,350,836	1,167,750

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
20,000	FMC Corp.(a)	$1,622,827	$1,659,000
58,500	The Mosaic Co.(a)	2,896,352	1,464,255

		5,870,015	4,291,005

	TOTAL COMMON STOCKS	165,556,637	147,823,677

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
90,000	Pan American Silver Corp., CVR†(b)	20,700	31,500

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 350,000	Osisko Gold Royalties Ltd.,
	4.000%, 12/31/22	273,022	275,761

	U.S. GOVERNMENT OBLIGATIONS — 13.3%
22,835,000	U.S. Treasury Bills,
	1.972% to 2.481%††, 07/18/19 to 10/24/19(c)	22,717,059	22,730,367

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$188,567,418	170,861,305

OPTIONS WRITTEN — (7.4)% (Premiums received $7,509,425)			(12,646,376)

Other Assets and Liabilities (Net)			292,394

PREFERRED STOCK (1,173,302 preferred shares outstanding)			(29,332,550)

NET ASSETS — COMMON STOCK (20,894,710 common shares outstanding)			$129,174,773

NET ASSET VALUE PER COMMON SHARE ($129,174,773 ÷ 20,894,710 shares outstanding)			$6.18

(a)	Securities, or a portion thereof, with a value of $75,352,765 were deposited with the broker as collateral for options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	At June 30, 2019, $13,455,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	78.4%	$133,975,501
Europe	8.4	14,423,597
Asia/Pacific	6.0	10,282,405
Latin America	3.5	5,991,875
Japan	2.1	3,525,632
South Africa	1.6	2,662,295

Total Investments — Long Positions	100.0%	$170,861,305

Short Positions
North America	(6.8)%	$(11,657,137)
Asia/Pacific	(0.3)	(539,477)
Japan	(0.2)	(268,185)
Europe	(0.1)	(181,577)

Total Investments — Short Positions	7.4%	$(12,646,376)

*	Total investments exclude options written.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

As of June 30, 2019, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (4.0)%
AGCO Corp.	Pershing LLC	75	USD	581,775	USD	77.00	12/20/19	$45,058
Agnico Eagle Mines Ltd.	Pershing LLC	210	USD	1,076,040	USD	45.00	08/16/19	141,578
Agnico Eagle Mines Ltd.	Pershing LLC	187	USD	958,188	USD	53.00	09/20/19	42,251
Agnico Eagle Mines Ltd.	Pershing LLC	360	USD	1,844,640	USD	46.00	10/18/19	241,871
Agnico Eagle Mines Ltd.	Pershing LLC	210	USD	1,076,040	USD	51.00	11/15/19	84,791
Alamos Gold Inc.	Pershing LLC	2,100	USD	1,270,500	USD	7.00	10/18/19	49,291
Alamos Gold Inc.	Pershing LLC	1,900	USD	1,149,500	USD	6.00	11/15/19	121,598
Anadarko Petroleum Corp.	Pershing LLC	30	USD	211,680	USD	50.00	08/16/19	63,130
Anadarko Petroleum Corp.	Pershing LLC	50	USD	352,800	USD	52.50	09/20/19	92,963
Anadarko Petroleum Corp.	Pershing LLC	70	USD	493,920	USD	62.50	11/15/19	66,270
Apache Corp.	Pershing LLC	57	USD	165,129	USD	35.00	07/19/19	177
Apache Corp.	Pershing LLC	57	USD	165,129	USD	33.00	10/18/19	5,798
Apache Corp.	Pershing LLC	57	USD	165,129	USD	32.50	01/17/20	10,952
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	979,200	USD	43.00	07/19/19	2,010
Archer-Daniels-Midland Co.	Pershing LLC	280	USD	1,142,400	USD	42.00	08/16/19	16,480
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	979,200	USD	42.00	09/20/19	21,642
B2Gold Corp.	Pershing LLC	2,250	USD	681,750	USD	3.00	07/19/19	30,929
B2Gold Corp.	Pershing LLC	1,000	USD	303,000	USD	3.15	09/20/19	19,948
B2Gold Corp.	Pershing LLC	1,315	USD	398,445	USD	3.00	10/18/19	40,059
B2Gold Corp.	Pershing LLC	2,300	USD	696,900	USD	3.25	10/18/19	46,589
B2Gold Corp.	Pershing LLC	890	USD	269,670	USD	3.00	11/15/19	31,156
Baker Hughes, a GE Company	Pershing LLC	65	USD	160,095	USD	25.00	07/19/19	4,017
Baker Hughes, a GE Company	Pershing LLC	70	USD	172,410	USD	25.00	10/18/19	11,383
Barrick Gold Corp.	Pershing LLC	895	USD	1,411,415	USD	14.00	09/20/19	188,761
Barrick Gold Corp.	Pershing LLC	751	USD	1,184,327	USD	17.00	10/18/19	52,595
Barrick Gold Corp.	Pershing LLC	1,000	USD	1,577,000	USD	14.00	11/15/19	235,725
Barrick Gold Corp.	Pershing LLC	780	USD	1,230,060	USD	17.50	12/20/19	64,645
BHP Group Ltd., ADR	Pershing LLC	100	USD	581,100	USD	52.50	08/16/19	61,975
BHP Group Ltd., ADR	Pershing LLC	100	USD	581,100	USD	53.00	01/17/20	66,213
BP plc	Pershing LLC	63	USD	262,710	USD	46.00	07/19/19	97

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
BP plc	Pershing LLC	142	USD	592,140	USD	45.00	08/16/19	$1,658
BP plc	Pershing LLC	48	USD	200,160	USD	43.00	09/20/19	3,521
BP plc	Pershing LLC	92	USD	383,640	USD	44.00	09/20/19	4,168
BP plc	Pershing LLC	140	USD	583,800	USD	42.00	10/18/19	19,370
Bunge Ltd.	Pershing LLC	115	USD	640,665	USD	60.00	07/19/19	2,078
Cabot Oil & Gas Corp.	Pershing LLC	90	USD	206,640	USD	24.00	07/19/19	2,072
Cabot Oil & Gas Corp.	Pershing LLC	60	USD	137,760	USD	27.00	08/16/19	440
CF Industries Holdings Inc.	Pershing LLC	130	USD	607,230	USD	45.00	08/16/19	40,199
CF Industries Holdings Inc.	Pershing LLC	120	USD	560,520	USD	45.00	11/15/19	56,954
Chevron Corp.	Pershing LLC	50	USD	622,200	USD	125.00	07/19/19	8,464
Chevron Corp.	Pershing LLC	85	USD	1,057,740	USD	119.00	08/16/19	52,499
Chevron Corp.	Pershing LLC	30	USD	373,320	USD	119.00	09/20/19	21,731
Chevron Corp.	Pershing LLC	50	USD	622,200	USD	120.00	09/20/19	32,759
Cimarex Energy Co.	Pershing LLC	15	USD	88,995	USD	60.00	09/20/19	6,146
CNH Industrial NV	Pershing LLC	600	USD	616,800	USD	10.50	07/19/19	17,679
CNH Industrial NV	Pershing LLC	243	USD	249,804	USD	11.00	09/20/19	8,564
Concho Resources Inc.	Pershing LLC	15	USD	154,770	USD	137.00	08/16/19	195
ConocoPhillips	Pershing LLC	50	USD	305,000	USD	70.00	08/16/19	755
ConocoPhillips	Pershing LLC	89	USD	542,900	USD	65.00	09/20/19	12,607
ConocoPhillips	Pershing LLC	50	USD	305,000	USD	62.50	10/18/19	13,599
Deere & Co.	Pershing LLC	120	USD	1,988,520	USD	155.00	08/16/19	172,589
Deere & Co.	Pershing LLC	120	USD	1,988,520	USD	160.00	09/20/19	149,339
Deere & Co.	Pershing LLC	85	USD	1,408,535	USD	160.00	10/18/19	113,067
Diamondback Energy Inc.	Pershing LLC	20	USD	217,940	USD	105.00	07/19/19	11,968
Eni SpA	Morgan Stanley	40	EUR	292,120	EUR	15.00	07/19/19	1,993
Eni SpA	Morgan Stanley	40	EUR	292,120	EUR	15.50	09/20/19	2,987
Eni SpA	Morgan Stanley	43	EUR	314,029	EUR	14.25	10/18/19	11,987
EOG Resources Inc.	Pershing LLC	50	USD	465,800	USD	92.50	09/20/19	31,823
Evolution Mining Ltd.	The Goldman Sachs Group, Inc.	2,000	AUD	872,000	AUD	3.75	07/19/19	89,122
Exxon Mobil Corp.	Pershing LLC	145	USD	1,111,135	USD	75.00	08/16/19	37,852
Exxon Mobil Corp.	Pershing LLC	45	USD	344,835	USD	80.00	08/16/19	2,278
Exxon Mobil Corp.	Pershing LLC	145	USD	1,111,135	USD	77.00	09/20/19	30,973
Exxon Mobil Corp.	Pershing LLC	65	USD	498,095	USD	79.00	10/18/19	11,223
Exxon Mobil Corp.	Pershing LLC	115	USD	881,245	USD	79.50	10/18/19	17,782
Franco-Nevada Corp.	Pershing LLC	50	USD	424,400	USD	78.00	10/18/19	45,312
Franco-Nevada Corp.	Pershing LLC	108	USD	916,704	USD	77.00	11/15/19	111,659
Franco-Nevada Corp.	Pershing LLC	108	USD	916,704	USD	85.00	11/15/19	58,018
Franco-Nevada Corp.	Pershing LLC	230	USD	1,952,240	USD	85.00	12/20/19	138,078
FMC Corp.	Pershing LLC	100	USD	829,500	USD	82.50	07/19/19	19,722
FMC Corp.	Pershing LLC	100	USD	829,500	USD	80.00	09/20/19	57,968

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Halliburton Co.	Pershing LLC	175	USD	397,950	USD	30.00	07/19/19	$78
Halliburton Co.	Pershing LLC	85	USD	193,290	USD	30.50	08/16/19	235
Halliburton Co.	Pershing LLC	85	USD	193,290	USD	30.00	09/20/19	728
Halliburton Co.	Pershing LLC	87	USD	197,838	USD	25.00	11/15/19	10,821
Helmerich & Payne Inc.	Pershing LLC	15	USD	75,930	USD	55.00	07/19/19	365
Helmerich & Payne Inc.	Pershing LLC	10	USD	50,620	USD	60.00	07/19/19	26
Helmerich & Payne Inc.	Pershing LLC	20	USD	101,240	USD	50.00	09/20/19	6,589
Helmerich & Payne Inc.	Pershing LLC	10	USD	50,620	USD	60.00	09/20/19	411
Hess Corp.	Pershing LLC	15	USD	95,355	USD	62.50	11/15/19	9,327
HollyFrontier Corp.	Pershing LLC	35	USD	161,980	USD	44.00	09/20/19	14,675
HollyFrontier Corp.	Pershing LLC	35	USD	161,980	USD	47.00	10/18/19	10,785
HollyFrontier Corp.	Pershing LLC	35	USD	161,980	USD	55.00	01/17/20	5,429
Kinder Morgan Inc.	Pershing LLC	180	USD	375,840	USD	20.00	07/19/19	17,439
Kinder Morgan Inc.	Pershing LLC	170	USD	354,960	USD	20.00	08/16/19	16,862
Kinder Morgan Inc.	Pershing LLC	180	USD	375,840	USD	20.00	09/20/19	21,281
Kubota Corp.	The Goldman Sachs Group, Inc.	70,000	JPY	125,510,000	JPY	1,700.00	07/19/19	66,697
Kubota Corp.	The Goldman Sachs Group, Inc.	700	JPY	125,510,000	JPY	1,650.00	08/16/19	106,705
Kubota Corp.	The Goldman Sachs Group, Inc.	720	JPY	129,096,000	JPY	1,700.00	09/20/19	94,782
MAG Silver Corp.	Pershing LLC	100	USD	105,400	USD	9.50	10/18/19	16,032
Marathon Oil Corp.	Pershing LLC	125	USD	177,625	USD	18.00	07/19/19	40
Marathon Oil Corp.	Pershing LLC	125	USD	177,625	USD	17.00	10/18/19	3,896
Marathon Petroleum Corp.	Pershing LLC	92	USD	514,096	USD	65.00	07/19/19	716
Marathon Petroleum Corp.	Pershing LLC	65	USD	363,220	USD	67.50	08/16/19	1,387
Marathon Petroleum Corp.	Pershing LLC	24	USD	134,112	USD	50.00	09/20/19	17,106
Marathon Petroleum Corp.	Pershing LLC	24	USD	134,112	USD	67.50	09/20/19	1,137
Marathon Petroleum Corp.	Pershing LLC	92	USD	514,096	USD	60.00	10/18/19	21,717
Mowi ASA	Morgan Stanley	42,554	NOK	8,487,395	NOK	197.40	09/20/19	49,170
Newcrest Mining Ltd.	Morgan Stanley	1,050	AUD	3,355,659	AUD	26.00	08/16/19	450,355
Newmont Goldcorp Corp.	Pershing LLC	150	USD	577,050	USD	38.00	09/20/19	32,273
Newmont Goldcorp Corp.	Pershing LLC	560	USD	2,154,320	USD	37.00	10/18/19	170,654
Newmont Goldcorp Corp.	Pershing LLC	150	USD	577,050	USD	40.00	11/15/19	29,091
Newmont Goldcorp Corp.	Pershing LLC	239	USD	919,433	USD	42.00	11/15/19	31,264
Noble Energy Inc.	Pershing LLC	93	USD	208,320	USD	25.00	08/16/19	3,818
Noble Energy Inc.	Pershing LLC	92	USD	206,080	USD	25.00	11/15/19	10,585
Nutrien Ltd.	Pershing LLC	375	USD	2,004,750	USD	55.00	07/19/19	18,641
Nutrien Ltd.	Pershing LLC	375	USD	2,004,750	USD	52.50	09/20/19	117,731
Occidental Petroleum Corp.	Pershing LLC	85	USD	427,380	USD	67.50	07/19/19	8

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Occidental Petroleum Corp.	Pershing LLC	35	USD	175,980	USD	65.00	09/20/19	$518
ONEOK Inc.	Pershing LLC	40	USD	275,240	USD	60.00	07/19/19	35,419
ONEOK Inc.	Pershing LLC	40	USD	275,240	USD	70.00	08/16/19	4,359
ONEOK Inc.	Pershing LLC	40	USD	275,240	USD	70.00	10/18/19	8,876
Phillips 66	Pershing LLC	40	USD	374,160	USD	97.50	08/16/19	6,824
Phillips 66	Pershing LLC	40	USD	374,160	USD	97.50	09/20/19	9,241
Phillips 66	Pershing LLC	40	USD	374,160	USD	87.50	11/15/19	33,440
Pioneer Natural Resources Co.	Pershing LLC	15	USD	230,790	USD	150.00	10/18/19	22,338
Pretium Resources Inc.	Pershing LLC	550	USD	550,550	USD	10.00	11/15/19	64,326
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,059,780	USD	50.00	07/19/19	210,909
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,059,780	USD	60.00	08/16/19	47,002
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,059,780	USD	52.50	09/20/19	157,411
Royal Dutch Shell plc	Morgan Stanley	20	GBP	514,500	GBp	2,400.00	08/16/19	40,714
Royal Dutch Shell plc	Morgan Stanley	33	GBP	848,925	GBp	2,500.00	09/20/19	44,854
Royal Dutch Shell plc	Morgan Stanley	33	GBP	848,925	GBp	2,600.00	10/18/19	29,872
Royal Gold Inc.	Pershing LLC	125	USD	1,281,125	USD	92.50	09/20/19	143,469
Royal Gold Inc.	Pershing LLC	55	USD	563,695	USD	90.00	10/18/19	76,232
Royal Gold Inc.	Pershing LLC	55	USD	563,695	USD	92.50	10/18/19	65,337
Royal Gold Inc.	Pershing LLC	67	USD	686,683	USD	97.50	10/18/19	56,179
Schlumberger Ltd.	Pershing LLC	70	USD	278,180	USD	47.00	07/19/19	240
Schlumberger Ltd.	Pershing LLC	45	USD	178,830	USD	41.50	08/16/19	4,795
Schlumberger Ltd.	Pershing LLC	23	USD	91,402	USD	45.00	08/16/19	672
Schlumberger Ltd.	Pershing LLC	90	USD	357,660	USD	40.00	09/20/19	17,806
Schlumberger Ltd.	Pershing LLC	91	USD	361,634	USD	40.00	10/18/19	21,455
Suncor Energy Inc.	Pershing LLC	75	USD	233,700	USD	33.00	07/19/19	810
Suncor Energy Inc.	Pershing LLC	60	USD	186,960	USD	34.00	08/16/19	1,183
Suncor Energy Inc.	Pershing LLC	70	USD	218,120	USD	34.00	09/20/19	2,368
Suncor Energy Inc.	Pershing LLC	5	USD	15,580	USD	32.00	10/18/19	578
TechnipFMC plc	Pershing LLC	85	USD	220,490	USD	25.00	10/18/19	20,318
TechnipFMC plc	Pershing LLC	85	USD	220,490	USD	24.00	01/17/20	30,859
The Williams Companies Inc.	Pershing LLC	46	USD	128,984	USD	29.50	07/19/19	366
The Williams Companies Inc.	Pershing LLC	110	USD	308,440	USD	28.00	08/16/19	10,241
The Williams Companies Inc.	Pershing LLC	110	USD	308,440	USD	27.00	10/18/19	19,899
TOTAL SA, ADR	Pershing LLC	125	USD	697,375	USD	57.50	08/16/19	10,487
TOTAL SA, ADR	Pershing LLC	45	USD	251,055	USD	55.00	09/20/19	12,128
TOTAL SA, ADR	Pershing LLC	115	USD	641,585	USD	55.00	11/15/19	33,574
Tyson Foods Inc.	Pershing LLC	150	USD	1,211,100	USD	60.00	07/19/19	310,687
Tyson Foods Inc.	Pershing LLC	150	USD	1,211,100	USD	67.50	09/20/19	207,246

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Tyson Foods Inc.	Pershing LLC	150	USD	1,211,100	USD	70.00	10/18/19	$181,297
Valero Energy Corp.	Pershing LLC	40	USD	342,440	USD	85.00	09/20/19	18,435
Valero Energy Corp.	Pershing LLC	43	USD	368,123	USD	75.00	10/18/19	51,532
Valero Energy Corp.	Pershing LLC	41	USD	351,001	USD	77.50	12/20/19	44,374
Wheaton Precious Metals Corp.	Pershing LLC	435	USD	1,051,830	USD	23.00	07/19/19	62,447
Wheaton Precious Metals Corp.	Pershing LLC	484	USD	1,170,312	USD	23.00	09/20/19	100,164

TOTAL OTC CALL OPTIONS WRITTEN								$6,861,287

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (3.3)%
AGCO Corp.	75	USD	581,775	USD	65.00	08/16/19	$99,000
AGCO Corp.	75	USD	581,775	USD	75.00	11/15/19	49,875
Alacer Gold Corp.	1,000	CAD	455,000	CAD	4.00	07/19/19	43,908
Alamos Gold Inc.	2,000	USD	1,210,000	USD	5.00	12/20/19	230,000
AngloGold Ashanti Ltd., ADR	410	USD	730,210	USD	12.00	07/19/19	241,900
Barrick Gold Corp.	800	USD	1,261,600	USD	15.00	07/19/19	76,000
Cimarex Energy Co.	8	USD	47,464	USD	75.00	12/20/19	1,360
Cimarex Energy Co.	7	USD	41,531	USD	80.00	12/20/19	648
CNH Industrial NV	513	USD	527,364	USD	10.00	12/20/19	53,865
Concho Resources Inc.	7	USD	72,226	USD	110.00	09/20/19	3,395
Concho Resources Inc.	20	USD	206,360	USD	115.00	09/20/19	6,400
Concho Resources Inc.	18	USD	185,724	USD	105.00	12/20/19	18,810
Concho Resources Inc.	13	USD	134,134	USD	110.00	12/20/19	10,790
ConocoPhillips	5	USD	30,500	USD	62.50	08/16/19	795
Detour Gold Corp.	1,580	CAD	2,610,160	CAD	13.50	09/20/19	395,136
Detour Gold Corp.	360	CAD	594,720	CAD	14.00	10/18/19	80,409
Detour Gold Corp.	1,315	CAD	2,172,380	CAD	16.00	11/15/19	168,699
Devon Energy Corp.	12	USD	34,224	USD	30.00	07/19/19	576
Devon Energy Corp.	50	USD	142,600	USD	32.00	07/19/19	650
Devon Energy Corp.	63	USD	179,676	USD	31.00	10/18/19	9,702
Diamondback Energy Inc.	20	USD	217,940	USD	100.00	08/16/19	22,340
Endeavour Mining Corp.	160	CAD	341,600	CAD	22.00	07/19/19	4,582
Endeavour Mining Corp.	165	CAD	352,275	CAD	22.00	09/20/19	16,695
Endeavour Mining Corp.	150	CAD	320,250	CAD	22.00	10/18/19	22,909
Endeavour Mining Corp.	150	CAD	320,250	CAD	22.00	11/15/19	21,477
Endeavour Mining Corp.	160	CAD	341,600	CAD	21.00	12/20/19	32,378
EOG Resources Inc.	50	USD	465,800	USD	105.00	07/19/19	750
EOG Resources Inc.	52	USD	484,432	USD	95.00	10/18/19	27,560
Harmony Gold Mining Co. Ltd., ADR	1,500	USD	340,500	USD	2.00	08/16/19	52,500
Harmony Gold Mining Co. Ltd., ADR	1,675	USD	380,225	USD	2.00	11/15/19	70,350

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Hess Corp.	22	USD	139,854	USD	60.00	08/16/19	$11,418
IDEXX Laboratories Inc.	45	USD	1,238,985	USD	195.00	07/19/19	358,200
IDEXX Laboratories Inc.	45	USD	1,238,985	USD	220.00	10/18/19	263,025
IDEXX Laboratories Inc.	45	USD	1,238,985	USD	210.00	12/20/19	313,650
Kirkland Lake Gold Ltd.	300	CAD	1,692,600	CAD	36.00	09/20/19	469,627
Kirkland Lake Gold Ltd.	280	CAD	1,579,760	CAD	48.00	10/18/19	211,141
MAG Silver Corp.	400	USD	421,600	USD	10.00	08/16/19	42,000
Newmont Goldcorp Corp.	800	USD	3,077,600	USD	11.00	07/19/19	123,200
OceanaGold Corp.	2,500	CAD	895,000	CAD	4.50	07/19/19	3,818
OceanaGold Corp.	2,500	CAD	895,000	CAD	5.00	07/19/19	3,818
OceanaGold Corp.	2,500	CAD	895,000	CAD	4.00	08/16/19	12,409
OceanaGold Corp.	2,600	CAD	930,800	CAD	4.50	09/20/19	7,942
OceanaGold Corp.	1,400	CAD	501,200	CAD	4.00	10/18/19	14,967
OceanaGold Corp.	700	CAD	250,600	CAD	4.50	10/18/19	2,940
Osisko Gold Royalties Ltd.	550	CAD	750,750	CAD	13.00	07/19/19	34,649
Osisko Gold Royalties Ltd.	500	CAD	682,500	CAD	14.00	08/16/19	19,090
Osisko Gold Royalties Ltd.	390	CAD	532,350	CAD	15.00	10/18/19	11,912
Pan American Silver Corp.	173	USD	223,343	USD	15.00	10/18/19	6,920
Pilgrim’s Pride Corp.	50	USD	126,950	USD	27.00	09/20/19	4,625
Pilgrim’s Pride Corp.	50	USD	126,950	USD	27.00	12/20/19	8,875
Pioneer Natural Resources Co.	16	USD	246,176	USD	150.00	09/20/19	20,480
Pioneer Natural Resources Co.	17	USD	261,562	USD	150.00	12/20/19	30,345
Pretium Resources Inc.	400	USD	400,400	USD	9.00	12/20/19	71,000
Pretium Resources Inc.	350	USD	350,350	USD	8.00	01/17/20	88,375
SEMAFO Inc.	700	CAD	361,200	CAD	3.50	07/19/19	89,534
SSR Mining Inc.	220	USD	300,740	USD	13.00	09/20/19	29,040
SSR Mining Inc.	220	USD	300,740	USD	14.00	12/20/19	28,380
The Mosaic Co.	200	USD	500,600	USD	25.00	09/20/19	32,000
The Mosaic Co.	200	USD	500,600	USD	34.00	09/20/19	1,400
The Mosaic Co.	185	USD	463,055	USD	32.00	01/17/20	7,400
Torex Gold Resources Inc.	250	CAD	336,500	CAD	15.00	07/19/19	2,100
Torex Gold Resources Inc.	250	CAD	336,500	CAD	15.00	09/20/19	10,500
VanEck Vectors Gold Miners ETF	1,125	USD	2,875,500	USD	22.50	10/18/19	405,000
VanEck Vectors Gold Miners ETF	365	USD	932,940	USD	23.00	11/15/19	121,180
VanEck Vectors Gold Miners ETF	320	USD	817,920	USD	24.00	11/15/19	87,200
VanEck Vectors Gold Miners ETF	325	USD	830,700	USD	27.00	11/15/19	42,250
VanEck Vectors Gold Miners ETF	385	USD	984,060	USD	26.00	12/20/19	73,150
VanEck Vectors Gold Miners ETF	138	USD	352,728	USD	27.00	12/20/19	21,390
Zoetis Inc.	180	USD	2,042,820	USD	85.00	07/19/19	512,100
Zoetis Inc.	180	USD	2,042,820	USD	105.00	10/18/19	198,540
Zoetis Inc.	180	USD	2,042,820	USD	115.00	11/15/19	106,200

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$5,665,249

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	380	USD	2,420,980	USD	62.00	09/20/19	$65,360
Energy Select Sector SPDR ETF	380	USD	2,420,980	USD	59.00	10/18/19	47,880
VanEck Vectors Gold Miners ETF	1,100	USD	2,811,600	USD	20.00	07/19/19	3,300
VanEck Vectors Gold Miners ETF	1,100	USD	2,811,600	USD	20.50	07/19/19	3,300

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$119,840

TOTAL OPTIONS WRITTEN							$12,646,376

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $188,567,418)	$170,861,305
Foreign currency, at value (cost $18,931)	18,940
Cash	2,244
Deposit at brokers	2,040,680
Receivable for investments sold	3,795,876
Dividends and interest receivable	228,764
Deferred offering expense	154,060
Prepaid expenses	2,428

Total Assets	177,104,297

Liabilities:
Options written, at value (premiums received $7,509,425)	12,646,376
Payable to brokers	2,727,033
Distributions payable	21,185
Payable for investments purchased	2,954,174
Payable for investment advisory fees	127,743
Payable for payroll expenses	24,392
Payable for accounting fees	7,500
Other accrued expenses	88,571

Total Liabilities	18,596,974

Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value,1,173,302 shares outstanding)	29,332,550

Net Assets Attributable to Common Shareholders	$129,174,773

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$263,166,878
Total accumulated loss	(133,992,105)

Net Assets	$129,174,773

Net Asset Value per Common Share:
($129,174,773 ÷ 20,894,710 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$6.18

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $79,174)	$1,700,768
Interest	371,823

Total Investment Income	2,072,591

Expenses:
Investment advisory fees	769,056
Payroll expenses	57,419
Shareholder communications expenses	51,740
Legal and audit fees	46,273
Trustees’ fees	37,445
Accounting fees	22,500
Dividend expense on securities sold short	20,867
Shareholder services fees	12,496
Custodian fees	9,905
Interest expense	34
Service fees for securities sold short (See Note 2)	329
Miscellaneous expenses	42,122

Total Expenses	1,070,186

Less:
Expenses paid indirectly by broker (See Note 3)	(1,206)

Net Expenses	1,068,980

Net Investment Income	1,003,611

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments	(5,378,511)
Net realized loss on securities sold short	(77,012)
Net realized loss on written options	(1,563,516)
Net realized loss on foreign currency transactions	(19,282)

Net realized loss on investments, securities sold short, written options, and foreign currency transactions	(7,038,321)

Net change in unrealized appreciation/depreciation:
on investments	27,939,565
on written options	(5,176,950)
on foreign currency translations	2,132

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	22,764,747

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency	15,726,426

Net Increase in Net Assets Resulting from Operations	16,730,037

Total Distributions to Preferred Shareholders	(762,464)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$15,967,573

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,003,611	$1,264,458
Net realized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	(7,038,321)	6,823,687
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations.	22,764,747	(23,241,883)

Net Increase/(Decrease) in Net Assets Resulting from Operations	16,730,037	(15,153,738)

Distributions to Preferred Shareholders:
Accumulated earnings	(762,464)*	(1,247,890)
Return of capital	—	(311,810)

Total Distributions to Preferred Shareholders	(762,464)	(1,559,700)

Net Increase/(Decrease) in Net Asset Attributable to Common Shareholders Resulting from Operations	15,967,573	(16,713,438)

Distributions to Common Shareholders:
Accumulated earnings	(250,737)*	—
Return of capital	(6,017,676)*	(12,538,506)

Total Distributions to Common Shareholders	(6,268,413)	(12,538,506)

Fund Share Transactions:
Net increase in net assets from repurchase of preferred shares	24,115	49,793
Net decrease from repurchase of common shares	(14,314)	—

Net Increase in Net Assets from Fund Share Transactions	9,801	49,793

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	9,708,961	(29,202,151)

Net Assets Attributable to Common Shareholders:
Beginning of year	119,465,812	148,667,963

End of period	$129,174,773	$119,465,812

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017		2016		2015		2014
Operating Performance:
Net asset value, beginning of year	$5.72		$7.11		$7.14		$6.49		$8.75		$10.91

Net investment income	0.05		0.06		0.05		0.01		0.02		0.02
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	0.75		(0.78)		0.59		1.47		(1.44)		(1.10)

Total from investment operations	0.80		(0.72)		0.64		1.48		(1.42)		(1.08)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.06)		(0.01)		—		—		—
Return of capital	—		(0.01)		—		—		—		—

Total distributions to preferred shareholders	(0.04)		(0.07)		(0.01)		—		—		—

Distributions to Common Shareholders:
Net investment income	(0.01	)*	—		(0.06)		(0.03)		(0.01)		(0.02)
Return of capital	(0.29	)*	(0.60)		(0.54)		(0.81)		(0.83)		(1.06)

Total distributions to common shareholders	(0.30)		(0.60)		(0.60)		(0.84)		(0.84)		(1.08)

Fund Share Transactions:
Increase in net asset value from common share transactions	0.00	(b)	—		0.00	(b)	0.01		0.00	(b)	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00	(b)	—		—		—		—
Offering costs for preferred shares charged to paid-in capital	—		—		(0.06)		—		—		—

Total fund share transactions	0.00	(b)	0.00	(b)	(0.06)		0.01		0.00	(b)	—

Net Asset Value, End of Period	$6.18		$5.72		$7.11		$7.14		$6.49		$8.75

NAV total return†	13.56%		(11.75)%		8.29%		23.53%		(17.57)%		(11.25)%

Market value, end of period	$5.82		$4.95		$6.71		$6.67		$5.73		$8.07

Investment total return††	16.32%		(18.56)%		9.59%		31.52%		(19.98)%		(10.48)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$158,507		$149,051		$178,668		—		—		—
Net assets attributable to common shares, end of period (in 000’s)	$129,175		$119,466		$148,668		$149,032		$135,914		$184,118
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.62	%(c)	0.93%		0.74%		0.20%		0.21%		0.22%
Ratio of operating expenses to average net assets attributable to common shares(d)(e)	1.73	%(c)(f)	1.68	%(f)	1.38	%(f)	1.37	%(f)(g)	1.36	%(f)	1.25%
Portfolio turnover rate	43.6%		166.9%		237.9%		183.0%		58.0%		101.5%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Cumulative Preferred Shares:
5.200% Series A Preferred(h)
Liquidation value, end of period (in 000’s)	$29,333	$29,585	$30,000	—	—	—
Total shares outstanding (in 000’s)	1,173	1,183	1,200	—	—	—
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	—	—	—
Average market value(i)	$ 23.89	$ 23.56	$ 24.92	—	—	—
Asset coverage per share	$135.10	$125.95	$148.89	—	—	—
Asset Coverage	540%	504%	596%	—	—	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on record dates throughout the period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, would have been 1.39%, 1.38% and 1.33%, respectively.

(e)

Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, and 2016 was 1.70%, 1.67%, 1.36%, and 1.36%, respectively, and 1.36%, 1.37%, and 1.31% including liquidation value of preferred shares for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017. For the years ended December 31, 2015 and 2014, the effect on the expense ratios was minimal.

(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)

For the year ended December 31, 2016, the ratio of operating expenses to average net assets excluded dividend expense and service fees on securities sold short. Including dividend expense and service fees on securities sold short, for the year ended December 31, 2016, the ratio of operating expenses to average net assets would have been 1.39%.

(h)	The 5.200% Series A was initially issued October 26, 2017.
(i)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$71,940,663	$4,304,165	—	$76,244,828
Other Industries (a)	71,578,849	—	—	71,578,849
Total Common Stocks	143,519,512	4,304,165	—	147,823,677
Rights (a)	—	—	$31,500	31,500
Convertible Corporate Bonds (a)	—	275,761	—	275,761
U.S. Government Obligations	—	22,730,367	—	22,730,367
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$143,519,512	$27,310,293	$31,500	$170,861,305
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(3,303,001)	$(9,223,535)	—	$(12,526,536)
Put Options Written	(119,840)	—	—	(119,840)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(3,422,841)	$(9,223,535)	—	$(12,646,376)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2019 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2019 had an average monthly market value of approximately $9,774,316.

At June 30, 2019, the Fund’s derivative liabilities (by type) were as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$6,861,287	—	$6,861,287

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2019:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$5,872,049	$(5,872,049)	—	—
Morgan Stanley	631,932	(631,932)	—	—
The Goldman Sachs Group, Inc.	357,306	(357,306)	—	—

Total	$6,861,287	$(6,861,287)	—	—

As of June 30, 2019, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2019, the effect of equity option

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

positions can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized loss on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2019, the Fund incurred $329 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2019, the fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (Series A Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Common	Preferred
Distributions paid from:

Ordinary income	—	$1,247,890
Return of capital	$12,538,506	311,810

Total distributions paid	$12,538,506	$1,559,700

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2018, the Fund had net long term capital loss carryforwards for federal income tax purposes of $88,364,329 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2019:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and derivative instruments	$193,669,502	$8,743,035	$(44,197,608)	$(35,454,573)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2019, the Fund paid $20,239 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,206.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2019, the Fund accrued $57,419 in Payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $61,385,011 and $59,693,890, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 , the Fund repurchased and retired 2,800 of its common shares at an investment of $14,314 and an average discount of approximately 13.96% from its NAV. During the year ended December 31, 2018, the Fund did not repurchase any common shares.

Transactions in common shares of beneficial interest for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Net increase from repurchase of common shares	(2,800)	(14,314)	—	—

As of June 30, 2019, after considering the Series A Preferred offering, the Fund has approximately $170 million available for issuance of common or preferred shares under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.200% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The liquidation value of the Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.200%. The Series is non callable before October 26, 2022. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the six months ended June 30, 2019 and the year ended December 31, 2018 the Fund repurchased and retired 10,098 and 16,600 of the Series A Preferred in the open market at an investment of $228,335 and $365,207 and an average discount of approximately 9.59% and 12.04% from its liquidation preference, respectively. At June 30, 2019, 1,173,302 shares were outstanding and accrued dividends amounted to $21,185.

The Series A Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally,

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019, in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected James P. Conn and Vincent D. Enright as Trustees of the Fund, with 17,997,219 votes and 18,016,354 votes cast in favor of these Trustees, and 960,766 votes and 941,630 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Kuni Nakamura as a Trustee of the Fund, with 1,000,727 votes cast in favor of this Trustee and 100,372 votes withheld for this Trustee.

Anthony S. Colavita, Frank J. Fahrenkopf, Jr., William F. Heitmann, Michael J. Melarkey, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Natural Resources, Gold & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the Plan). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (AST) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

GAMCO Natural Resources, Gold & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates $0.75 per share, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is a pro rata share of the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, that is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Carter W. Austin

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2019

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – 2,800 Preferred Series A – 10,098	Common – $4.9415 Preferred Series A – $22.5814	Common – 2,800 Preferred Series A – 10,098	Common – 20,897,510 - 2,800 = 20,894,710 Preferred Series A – 1,183,400 - 10,098 = 1,173,302
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,894,710 Preferred Series A –1,173,302
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,894,710 Preferred Series A – 1,173,302
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,894,710 Preferred Series A – 1,173,302
Month #5 05/01/2019 through 05/31/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,894,710 Preferred Series A – 1,173,302
Month #6 06/01/2019 through 06/30/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,894,710 Preferred Series A – 1,173,302
Total	Common – 2,800	Common – $4.9415	Common – 2,800	N/A

Preferred Series A – 10,098	Preferred Series A – $22.5814	Preferred Series A – 10,098

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c)of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table– The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.